Leases, Other Commitments, and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Lease, Cost [Abstract]
Schedule of Noncancelable Future Lease Commitments
Other information related to leases was as
follows:

	Year Ended December 31, 2022
In Thousands except for lease term and discount rate	Operating	Financing
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	$276	$—
Financing cash flows	$—	$376
Weighted average remaining lease term (years)	15.3	0.4
Weighted average discount rate	7.9%	8.1%

Summary of Future Minimum Rental Payments
As of December 31, 2022, future minimum payments under operating and finance leases were as follows:

In Thousands	Operating Leases	Financing Leases	Total Leases
2023	$1,446	$100	$1,546
2024	1,480	—	1,480
2025	1,479	—	1,479
2026	1,479	—	1,479
2027	1,479	—	1,479
Thereafter	16,991	—	16,991

Total including interest	24,354	100	24,454
Less: imputed interest	(10,540)	(3)	(10,543)

Total	$13,814	$97	$13,911

Summary of Lease Cost
The components of lease expense were as follows:

	Year Ended December 31,
In Thousands	2022	2021	2020
Finance lease costs	$75	$1,431	$1,435
Operating lease costs	1,548	46	83
Variable lease costs	942	NA	NA

Total	$2,565	$1,477	$1,518

Schedule Of Impact Of Adoption Of The Standard On Consolidated Balance Sheet
The impact of adoption of the New Lease Standard on the Company’s December 31, 2021, consolidated balance sheet was as follows:

	As Reported December 31, 2021	Adoption of Lease Standard	As Adjusted December 31, 2021
Assets
Land, buildings, and equipment	$21,731	$(16,543)	$5,188
Operating lease right-of-use assets	—	14,090	14,090

	$21,731	$(2,453)	$19,278

Liabilities and stockholders’ equity
Current portion of financing lease obligations	$370	$(4)	$366
Other current liabilities	191	276	467
Financing lease obligations	17,506	(17,371)	135
Operating lease obligations	—	13,814	13,814
Accumulated deficit	(196,092)	832	(195,260)

	$(178,025)	$(2,453)	$(180,478)